Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Parties (Details) [Line Items]
Salaries and benefits	$ 5,764	$ 4,600
Personnel compensation amount	1,138	297
Long term benefits	887	297
Share-based expenses of long-term benefits	251
Selling, general and administrative expense		382	$ 211
Aircraft management fees	114	84	84
Amount receivable	37
Balances due		92
Treasury shares		20,103
Treasury shares, purchase amount		(5,053)	$ (15,050)
Transaction arose advance	5,000
Investment properties amount	$ 1,844	5,649
Arab Wings Co [Member]
Related Parties (Details) [Line Items]
Amount payable		196
Director [Member]
Related Parties (Details) [Line Items]
Treasury shares		$ 2,350